GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
Acquisitions	September 30, 2024	December 31, 2023

BioModeling	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	172

Total goodwill	$2,843	$2,843

Acquisitions	2023	2022

BioModeling	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	172

Total goodwill	$2,843	$2,843

SCHEDULE OF IDENTIFIABLE INTANGIBLES

As of September 30, 2024 and December 31, 2023, identifiable intangible assets were as follows (in thousands):

	September 30, 2024	December 31, 2023

Patents and developed technology	$2,302	$2,302
Trade name	330	330
Other	27	27

Total intangible assets	2,659	2,659
Less accumulated amortization	(2,276)	(2,239)

Net intangible assets	$383	$420

As of December 31, 2023 and 2022, identifiable intangible assets were as follows (in thousands):

	2023	2022

Patents and developed technology	$2,302	$2,136
Trade name	330	330
Other	27	27

Total intangible assets	2,659	2,493
Less accumulated amortization	(2,239)	(2,191)

Net intangible assets	$420	$302

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE INTANGIBLE ASSETS	Nine Months Ending September 30,
2024 (remaining three months)	13
2025	50
2026	35
2027	29
2028	29
Thereafter	227

Total	$383

As of December 31,

2024	50
2025	50
2026	35
2027	29
2028	29
Thereafter	227

Total	$420